CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Current assets:
Cash and cash equivalents	$ 11,081	$ 2,060
Trade and other receivables	839	314
R&D tax incentive receivable	0	638
Prepaid expenses	1,887	44
Total current assets	13,807	3,056
Non-current assets:
Investment in joint venture accounted for using the equity method	1,065	1,300
Loans and advances to related parties	456	225
Property, plant and equipment	62	30
Right-of-use-assets	379	45
Total non-current assets	1,963	1,600
Total assets	15,770	4,656
Current liabilities:
Borrowings and other financial liabilities	0	19,812
Derivative financial instruments	0	18
Trade and other payables	5,157	5,622
Contract liabilities	0	2
Lease liabilities	134	26
Warrants liability	3,670	0
Deferred consideration payable	959	955
Provisions	314	183
Total current liabilities	10,235	26,618
Non-current liabilities:
Lease liabilities	299	28
Borrowings and other financial liabilities	12,821	7,134
Provisions	156	117
Derivative financial instruments	561	174
Total non-current liabilities	13,836	7,453
Total liabilities	24,071	34,071
Equity:
Issued capital	297,618	2,354
Share-based payment reserve	24,294	4
Foreign currency translation reserve	2,883	3,285
Capital contribution reserve	0	4,591
Accumulated losses	(333,094)	(39,649)
Total deficit	(8,300)	(29,415)
Total liabilities and equity	$ 15,770	$ 4,656